FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
      U.S. Global Investor Funds    7900 Callaghan
Road, San Antonio, Texas 78229

2. Name of each series of funds for which this notice is (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
X

3.   Investment Company Act File Number:    811-1800
      Securities Act File Number:
02-35439

4(a). Last day of fiscal year for which this notice is filed:
                 June 30, 1999

4(b).  Check box if this notice is being filed late.
4(c).  Check this box if this is the last time the issuer will be filing this Form.
5.   Calculation of registration fee:
     (i)  Aggregate sale price of securities sold during the fiscal year
     pursuant to section 24f-2:        $5,852,733,427
     (ii)  Aggregate price of securities redeemed or repurchased
           during the fiscal year:     $5,847,866,085
     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
           to the Commission:          $ 0
     (iv)  Total available redemption credits.
           [add Items 5(ii) and 5(iii)]:   $5,847,866,085
     (v)   Net Sales - If Item 5(i) is greater than
           Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]: $4,867,342
      (vi)  Redemption credits available for use in
           future years        $0
       - If Item 5(i) is less than 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:
       (vii) Multiplier for determining registration
       fee (See Instruction C.9):             .000278
       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due): $1,353
 6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
      deducted here:___________If there is a number of shares
      or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _____________.

 7.  Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): = N/A
8.  Total of the amount of registration fee due plus any interest due
    [line 5(viii) plus line 7]             = $1,353
9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/22/99
           Method of Delivery:
                               Wire Transfer   X
                               Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     \s\ Susan McGee

                                 President & General Counsel
Date:       9/22/99